Income Tax Expense from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 2,329	$ 63	$ 11
State	5,825	244	292
Deferred:
Federal	28,216	8,524	4,741
State	2,179	(561)	456
Total Income Tax Expense	$ 38,549	$ 8,270	$ 5,500